Other Financial Liabilities - Summary of Unsecured Bonds by Currency and Maturity (Detail) - Unsecured Liabilities [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 342,772	$ 409,087
Non-current, Maturity	2,380,871	2,864,794
Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	55,946	254,029
More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	286,826	155,058
One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	286,349	356,954
Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	382,932	330,272
Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	306,594	606,092
Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	774,663	351,986
Subsequent [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 630,333	$ 1,219,490
Chile | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.30%	5.30%
Current, Maturity	$ 4,405	$ 4,405
Non-current, Maturity	$ 590,081	$ 588,112
Chile | Unidad de Fomento (funds code)
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.75%	5.75%
Current, Maturity	$ 3,305	$ 7,103
Non-current, Maturity		3,611
Chile | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	4,405	4,405
Chile | More than 90 Days [Member] | Unidad de Fomento (funds code)
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	3,305	7,103
Chile | One to two years [Member] | Unidad de Fomento (funds code)
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		3,611
Chile | Four to five years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 590,081
Chile | Subsequent [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 588,112
Peru | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.34%	6.34%
Current, Maturity	$ 275	$ 275
Non-current, Maturity	$ 10,008	$ 10,017
Peru | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.02%	6.24%
Current, Maturity	$ 33,421	$ 32,875
Non-current, Maturity	286,863	318,672
Peru | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	3,198	3,531
Peru | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	275	275
Peru | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	30,223	29,344
Peru | One to two years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	40,054	31,787
Peru | Two to three years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	38,153	44,225
Peru | Three to four years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	35,047	42,126
Peru | Four to five years [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	25,034	38,697
Peru | Subsequent [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,008	10,017
Peru | Subsequent [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 148,575	$ 161,837
Colombia | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	8.24%	5.74%
Current, Maturity	$ 225,400	$ 325,313
Non-current, Maturity	782,662	1,184,997
Colombia | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	11,659	245,073
Colombia | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	213,741	80,240
Colombia | One to two years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	187,978	254,173
Colombia | Two to three years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	169,988	223,554
Colombia | Three to four years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	185,806	202,170
Colombia | Four to five years [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		220,981
Colombia | Subsequent [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 238,890	$ 284,119
Brazil | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	10.39%	6.24%
Current, Maturity	$ 75,966	$ 39,116
Non-current, Maturity	711,257	759,385
Brazil | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	41,089	5,425
Brazil | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	34,877	33,691
Brazil | One to two years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	58,317	67,383
Brazil | Two to three years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	174,791	62,493
Brazil | Three to four years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	85,741	361,796
Brazil | Four to five years [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	159,548	92,308
Brazil | Subsequent [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 232,860	$ 175,405